Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Transactions and Balances with Related Parties [Abstract]
Schedule of Transactions with Related Parties	Transactions with related parties, carried out in the ordinary course of business, were as follows:
	2024	2023	2022

Holding company
Interest income	77,681	79,473	55,848

Management staff
Administrative services expenditures	65,889	133,970	275,063

Other related parties
Sales	332,505	631,770	392,531
Purchases	226,007	220,884	253,931
Direct short-term benefits (*)	63,100	113,773	120,151

(*)	Correspond to the salaries, allowances and bonuses paid to the executives of Simec.

Schedule of Balances Receivable from and Payable to Related Parties	Balances receivable from and payable to related parties are as follows:
	December 31,
	2024	2023
Short-term
Accounts receivable:
Industrias CH, S.A.B. de C.V.	$62,055	$62,055
Cía. Laminadora Vista Hermosa, S.A. de C.V.	628	628
Operadora Compañía Mexicana de Tubos, S.A. de C.V.	873	719
Compañía Manufacturera de Tubos, S.A. de C.V.		4
Cía. Tubos y Perfiles Monterrey, S.A. de C.V.	3,318	3,318
Operadora Perfiles Sigosa, S.A. de C.V.	4,784	4,108
Operadora Construalco, S.A. de C.V.	554	518
Aceros y Laminados Sigosa, S.A. de C.V.	1,638	1,638
Arrendadora Norte de Matamoros, S.A. de C.V.	1,294	1,294
Comercializadora Sigosa, S.A. de C.V.		2,080
Joist del Golfo, S.A. de C.V.	2,347	2,582
Holding Protel, S.A. de C.V.	3	30
Aceros CH, S.A. de C.V.	214	172
Operadora Laminadora Vista Hermosa, S.A. de C.V.	3,573
Siderúrgicos del Golfo, S.A. de C.V.	213	332
Perfiles Comerciales Sigosa, S.A. de C.V.	31,822	4,125
Pytsa Industrial de México. S.A. de C.V.		438
Ferrovisa, S.A. de C.V.		19,225
Acertam, S.A. de C.V.	785	785
Servicios Estructurales, S.A. de C.V.	5,512	3,241
Industrial Mexicana de Herramientas, S.A. de C.V.		739
Others	589	152
	$120,202	$108,183
	December 31,
	2024	2023
Long-term
Accounts receivable:
Industrias CH, S.A.B. de C.V.	$648,281	$648,281
	$648,281	$648,281
Loans to related parties:
Industrias CH, S.A.B de C.V.	$1,134,678	$1,044,318
Perfiles Comerciales Sigosa, S.A. de C.V.	125,612	125,612
	$1,260,290	$1,169,930
Total, long-term	$1,908,571	$1,818,211
As of December 31, 2023, the balance decreased due to a payment that was made during the year.
	December 31,
	2024	2023
Accounts payable:

Aceros y Laminados Sigosa, S.A. de C.V.	$4,171	$4,143
Industrias CH, S.A.B. de C.V.	214,671	214,671
Perfiles Comeciales Sigosa, S.A. de C.V.	6,914	3,802
Holding Protel, S.A. de C.V.	368	399
Compañia Laminadora Vista Hermosa, S.A. de C.V.	706	520
Operadora Perfiles Sigosa, S.A. de C.V.	9,662	2,800
Operadora Pytsa Industrial, S.A. de C.V.	9,846	7,933
Compañía Industrial Mexicana, S.A. de C.V.	578	570
Compañia Manufacturera de Tubos, S.A. de C.V.	9,059	13,345
Operadora Compañia Mexicana de Tubos, S.A. de C.V.	6,975	6,924
Cía. Mexicana de Perfiles y Tubos, S.A. de C.V.	595	595
Industrias Procarsa, S.A. de C.V.	156	139
Ferrovisa, S.A. de C.V.	486	577
Other	402	123
	$264,589	$256,541

These balances correspond to accounts payable for services and/or purchases of finished products specific to your activity.

Loans from related parties:
Operadora de Perfiles Sigosa, S.A. de C.V.	$3,175,742	$2,498,714
	$3,175,742	$2,498,714
	$3,440,331	$2,755,255